Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Accumulated Deficit [Member]
Balance, beginning of period at Dec. 31, 2010	€ 12,930	€ 108,485	€ (95,555)
Balance, beginning of period (in shares) at Dec. 31, 2010		14,956
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,666	1,666
Issuance of common stock upon exercise of stock options	77	77
Issuance of common stock upon exercise of stock options (in shares)		13
Net income	2,710		2,710
Balance, end of period at Dec. 31, 2011	17,383	110,228	(92,845)
Balance, end of period (in shares) at Dec. 31, 2011		14,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,916	1,916
Issuance of common stock upon exercise of stock options	277	277
Issuance of common stock upon exercise of stock options (in shares)		69
Net income	774		774
Balance, end of period at Dec. 31, 2012	20,350	112,421	(92,071)
Balance, end of period (in shares) at Dec. 31, 2012		15,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,816	1,816
Issuance of common stock upon exercise of stock options	2,449	2,449
Issuance of common stock upon exercise of stock options (in shares)		517
Net income	24,601		24,601
Balance, end of period at Dec. 31, 2013	€ 49,216	€ 116,686	€ (67,470)
Balance, end of period (in shares) at Dec. 31, 2013		15,555